Schedule of unrecognized deferred tax assets (Details) - SGD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
IfrsStatementLineItems [Line Items]
At April 30, 2024	$ 2,131,263	$ 3,647,856	$ 2,365,962
Addition/(Utilization)	(370,022)	(1,516,593)	1,281,894
At April 30, 2025	1,761,241	2,131,263	3,647,856
Capital allowances [member]
IfrsStatementLineItems [Line Items]
At April 30, 2024	138,214	138,214	138,214
Addition/(Utilization)	22,367
At April 30, 2025	160,581	138,214	138,214
Tax losses [member]
IfrsStatementLineItems [Line Items]
At April 30, 2024	1,955,561	3,495,892	2,222,748
Addition/(Utilization)	(397,889)	(1,540,331)	1,273,144
At April 30, 2025	1,557,672	1,955,561	3,495,892
Donations [member]
IfrsStatementLineItems [Line Items]
At April 30, 2024	37,488	13,750	5,000
Addition/(Utilization)	5,500	23,738	8,750
At April 30, 2025	$ 42,988	$ 37,488	$ 13,750